Leases Rentals and Outsourced Service Arrangements	12 Months Ended
Dec. 31, 2011
Leases Rentals And Outsourced Service Arrangements [Abstract]
Leases, rentals and outsourced service arrangements

Note 21 — Leases, Rentals and Outsourced Service Arrangements

Rental expenses for operating leases, principally for office space, amounted to $115 million in 2011, $127 million in 2010 and $138 million in 2009. As of December 31, 2011, future net minimum rental payments under non-cancelable operating leases were approximately $547 million, payable as follows (in millions): $108 in 2012, $97 in 2013, $83 in 2014, $67 in 2015, $52 in 2016 and $140 thereafter.

The Company also has several outsourced service arrangements with third parties, primarily for human resource and information technology support services. The initial service periods under these arrangements range from seven to eight years and their related costs are reported consistent with operating leases over the service period based on the pattern of use. The Company recorded in other operating expense $116 million in 2011, $114 million in 2010 and $115 million in 2009 for these arrangements.